Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (120,380)		$ (72,355)		$ (3,115)
Share-based compensation expense	32,363		31,481		11,974
Allowance for current expected credit losses	5,391	[1]	4,828	[1]	1,365
Depreciation of property and equipment	9,497		8,281		4,460
Amortization of intangible assets	2,322		1,933		0
Deferred tax expense (benefit)	(336)		238		378
Amortization of right-of-use asset and interest on lease liabilities	4,064		3,724
Change in the fair value of investments	330		1,064
Interest income on debt securities	(401)		(295)
Equity in income of affiliates	(244)		(329)
Impairments of long-term investments	8,277		626
Impairment of goodwill	11,941
Return on investment from equity affiliates			329
Changes in assets and liabilities, net of effect of acquisition:
Accounts receivable	(8,033)		(8,513)		(11,154)
Contract assets	(564)		(240)
Prepayments and other current assets	(515)		(907)		(5,140)
Other non-current assets	3,146		(128)		(692)
Accounts payable	5,526		(734)		1,755
Advances from customers	1,371		878		335
Taxes payable	(391)		155		(450)
Operating lease liabilities	(4,212)		(3,995)
Deferred income	402		(102)
Accrued expenses and other liabilities	(1,934)		14,061		6,848
Net cash (used in) generated from operating activities	(52,380)		(20,000)		6,564
Cash flows from investing activities:
Purchase of short-term investments	(563,436)		(504,563)		(522,730)
Proceeds from sale and maturity of short-term investments	646,687		558,618
Purchase of long-term investments	(58,818)		(48,843)
Purchase of property and equipment	(4,123)		(12,211)		(12,878)
Prepayment for a long-term investment	(1,949)
Withdrawal of long-term investments	2,113
Deposit for land use right purchase	(34,159)
Withdrawal of deposit for land use right purchase	34,159
Prepayment for land use rights purchase	(171,592)
Purchase of intangible assets			(263)
Cash received from (paid for) an acquisition			(50,566)		556
Return of investment from equity affiliates	56		138
Advance payment received for business disposal	7,000
Net cash used in investing activities	(144,062)		(57,690)		(535,052)
Cash flows from financing activities:
Proceeds from the private placement, net of issuance costs paid			249,950
Proceeds from the initial public offering and concurrent private placement, net of underwriter discounts and commissions and other offering costs paid					483,628
Proceeds from exercise of employees' share options	1,096		2,042		10
Payment of financing cost	(2,111)		(55)
Deposits received for business disposal	1,000
Net cash (used in) provided by financing activities	(41,150)		251,937		533,638
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(918)		279		465
Net (decrease) increase in cash, cash equivalents and restricted cash	(238,510)		174,526		5,615
Cash balance recorded in held-for-sale assets	1,488
Cash, cash equivalents and restricted cash at beginning of year	285,824		111,298		105,683
Cash, cash equivalents and restricted cash at end of year	45,826		285,824		111,298
Supplemental disclosure of cash flow information:
Income taxes paid	55		966		742
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	4,212		3,995
Right-of-use assets obtained in exchange for operating lease obligations	198		4,300
Non-cash financing and investing activities:
Accretion to redemption value of convertible redeemable preferred shares	0		0		193,466
Payables for property and equipment	227		373		2,293
Consideration payable for the acquisition			4,603		3,150
Proceeds receivable from exercise of employees' share options	90		329		612
Deposits utilized for employees' share option exercises	13				(339)
Payables for long-term investment			5,490
Payables for deferred financing cost			$ 2,234
Payables for treasury shares, at cost	680
Class A Ordinary Shares
Cash flows from financing activities:
Repurchase of Class A ordinary shares	$ (41,135)
Series C+ Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series C+ convertible redeemable preferred shares, net of issuance costs of nil					$ 50,000

[1]	The allowance for current expected credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(j) for the Company’s CECL policy.